Significant Components of the Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Deferred tax assets:
Accrued liabilities and other reserves	$ 2,761	$ 1,892
Deferred revenue	1,787	1,475
Basis of capital assets and investments	898	1,020
Share-based compensation	454	458
Other	644	1,029
Total deferred tax assets	6,544	5,874
Less valuation allowance	0	0
Deferred tax assets, net of valuation allowance	6,544	5,874
Deferred tax liabilities:
Unremitted earnings of foreign subsidiaries	21,544	18,044
Other	120	112
Total deferred tax liabilities	21,664	18,156
Net deferred tax liabilities	$ (15,120)	$ (12,282)